Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Product Revenues – net of Discounts and Rebates	$ 607,574	$ 253,573
Cost of Revenues	384,765	474,550
Gross Profit (Loss)	222,809	(220,977)
Research Revenues	73,771
Net Revenue (Loss)	296,580	(220,977)
Operating Expenses:
Research and Development	4,986,526	691,770
General and Administrative Expenses	5,024,985	4,241,836
Total Operating Expenses	10,011,511	4,933,606
Loss from Operations	(9,714,931)	(5,154,583)
Interest Expense	(7,912)	(2,286,637)
Derivative Expense		(399,725)
Change in Fair Value of Derivative Liabilities	1,665,966	(37,278)
Loss on Debt Extinguishment		(1,231,480)
Change in Fair Value of Promissory Note		5,379,269
Other Income (Expense), net	101,464	(83,116)
Total Interest and Other Income (Expense), net	1,759,518	1,341,033
Total Loss before Income Taxes	(7,955,413)	(3,813,550)
Provision for Income Taxes (Note 9)	250	250
Net Loss including Noncontrolling Interest	(7,955,663)	(3,813,800)
Net Loss – Noncontrolling Interest	(8,556)	(48,098)
Net Loss – attributed to 60 Degrees Pharmaceuticals, Inc.	(7,947,107)	(3,765,702)
Comprehensive Loss:
Net Loss	(7,955,663)	(3,813,800)
Unrealized Foreign Currency Translation (Loss) Gain	(90)	61,853
Total Comprehensive Loss	(7,955,753)	(3,751,947)
Net Loss – Noncontrolling Interest	(8,556)	(48,098)
Comprehensive Loss – attributed to 60 Degrees Pharmaceuticals, Inc.	(7,947,197)	(3,703,849)
Cumulative Dividends on Series A Preferred Stock	(483,301)	(220,714)
Net Loss - attributed to common stockholders	$ (8,430,498)	$ (3,924,563)
Net Loss per Common Share:
Basic (in Dollars per share)	$ (18.55)	$ (59.18)
Diluted (in Dollars per share)	$ (18.55)	$ (59.18)
Weighted Average Number of Common Shares Outstanding
Basic (in Shares)	454,582	66,314
Diluted (in Shares)	454,582	66,314